SCHEDULE OF PRO-FORMA INFORMATION (Details)	7 Months Ended
May 31, 2020 USD ($) $ / shares shares
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 115,148,267
Net income (loss)	$ (2,126,697)
Net income (loss) per share - basic | $ / shares	$ (0.21)
Weighted average number of shares outstanding | shares	10,000,000